DUE FROM RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Due From Related Party
SCHEDULE OF DUE FROM RELATED PARTIES

	As of June 30, 2023	As of December 31, 2022

Due from related parties (Short term)
Accounts Receivable – Shareholders	$86,200	$60,280
Due from MSJ Foundation	21,302	102,356
Others	144,558	188,721
Total due from related parties (short term)	$252,060	$351,357

Due from related parties (Long term)
BMV Finance	$2,068,113	$1,973,144
Simon Zutshi	1,350,206	1,268,094
BG3 Ltd.	737,614	703,743
Zutshi LLP	398,417	380,121
Vision1 Investments	293,313	279,845
Crowd Property	272,644	260,124
Throckley	219,057	208,998
Others	103,114	98,187
Property Mastermind International	123,769	116,008
Total due from related parties (long term)	$5,566,247	$5,288,264
	$5,818,307	$5,639,621

	As of December 31,
	2022	2021

Due from related parties (Short term)
Accounts Receivable – Shareholders	$60,280	$20,550
Due from MSJ Foundation	102,356	—
Others	188,721	23,695
Total due from related parties (short term)	$351,357	$44,245

Due from related parties (Long term)
BMV Finance	$1,973,144	$—
Simon Zutshi	1,268,094	—
BG3 Ltd.	703,743	—
Zutshi LLP	380,121	—
Vision1 Investments	279,845	—
Crowd Property	260,124	—
Throckley	208,998	—
Others	98,187	—
Property Mastermind International	116,008	—
Total due from related parties (long term)	$5,288,264	$—
	$5,639,621	$44,245